EXPENSES BY NATURE	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
EXPENSES BY NATURE

26.	EXPENSES BY NATURE

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Raw materials and inputs	(13,883,091)	(12,732,273)	(14,572,337)
Outsourcing material	(3,086,404)	(5,104,273)	(3,265,627)
Labor cost	(4,954,714)	(4,268,241)	(3,320,234)
Supplies	(2,822,094)	(3,735,873)	(3,501,649)
Maintenance cost (services and materials)	(950,420)	(578,514)	(916,646)
Outsourcing services	(2,069,469)	(2,905,888)	(2,178,589)
Freight	(5,762,086)	(4,185,360)	(2,826,821)
Depreciation, amortization and depletion	(3,690,677)	(3,291,149)	(2,792,845)
Others	(1,081,037)	(1,163,601)	(929,205)
	(38,299,992)	(37,965,172)	(34,303,953)
Classified as:
Cost of sales	(31,990,696)	(33,475,189)	(31,054,016)
Selling expenses	(5,453,297)	(3,729,089)	(2,575,818)
General and administrative expenses	(855,999)	(760,894)	(674,119)
	(38,299,992)	(37,965,172)	(34,303,953)

Depreciation, amortization, and depletion for the year were distributed as follows.

			Consolidated
	12/31/2024	12/31/2023	12/31/2022
Production costs (1)	(3,609,493)	(3,226,469)	(2,752,557)
Selling expenses	(51,304)	(29,593)	(13,948)
General and administrative expenses	(29,880)	(35,087)	(26,340)
	(3,690,677)	(3,291,149)	(2,792,845)
Other operational (2)	(95,378)	(80,924)	(77,386)
	(3,786,055)	(3,372,073)	(2,870,231)
(1)	The cost of production includes PIS and COFINS credits on lease agreements as of December 31, 2024, in the amount of R$ 5,357 (R$ 7,068 as of December 31, 2023).
(2)	These mainly refer to the depreciation of investment properties, idle equipment and amortization of SWT customer portfolio classified under other operating expenses, see note 27.